Indebtedness	12 Months Ended
Jan. 31, 2013
Indebtedness

(7) Indebtedness

The Company maintains an unsecured $300.0 million revolving credit facility (the “Credit Agreement”) which extends to March 25, 2016, as well as a private shelf agreement (the “Shelf Agreement”) whereby it can issue $150.0 million in unsecured notes. The Shelf Agreement extends to July 8, 2021. No unsecured notes have been issued under the Shelf Agreement as of January 31, 2013. The Company issued $20.0 million of notes under a previous shelf agreement in October 2004, on which the final payment of $6.7 million was made on September 29, 2011.

During fiscal year 2012, the Company funded $1.7 million of debt issuance costs through borrowings under its Credit Agreement. These costs will be amortized over the life of the agreement.

The Credit Agreement provides for interest at variable rates equal to, at the Company’s option, a LIBOR rate plus 1.25% to 2.25%, or a base rate as defined in the Credit Agreement, plus up to 1.25%, each depending on the Company’s leverage ratio. On January 31, 2013, there were letters of credit of $22.3 million and borrowings of $95.0 million outstanding under the Credit Agreement resulting in available capacity of $182.7 million. The weighted average interest rate on the borrowings outstanding as of January 31, 2013 was 2.3%.

The Company’s Shelf Agreement and Credit Agreement each contain certain covenants including restrictions on the incurrence of additional indebtedness and liens, investments, acquisitions, transfer or sale of assets, transactions with affiliates and payment of dividends. These provisions generally allow such activity to occur, subject to specific limitations and continued compliance with financial maintenance covenants. Significant financial maintenance covenants are a fixed charge coverage ratio and a maximum leverage ratio. Covenant levels and definitions are generally consistent between the two agreements. The Company was in compliance with its covenants as of January 31, 2013.

The financial covenants are based on defined terms included in the agreements, such as adjusted EBITDA and adjusted EBITDAR. Compliance with the financial covenants is required on a quarterly basis, using the most recent four fiscal quarters. Adjusted EBITDA is generally defined as consolidated net income excluding discontinued operations, net interest expense, provision for income taxes, gains or losses from extraordinary items, gains or losses from the sale of capital assets, non-cash items including depreciation and amortization, and share-based compensation. Equity in earnings of affiliates is included only to the extent of dividends or distributions received. Adjusted EBITDAR is defined as adjusted EDITDA, plus rent expense. All of these measures are considered non-GAAP financial measures and are not intended to be in accordance with accounting principles generally accepted in the United States.

The Company’s minimum fixed charge coverage ratio covenant is the ratio of adjusted EBITDAR to the sum of fixed charges. Fixed charges consist of rent expense, interest expense, and principal payments of long-term debt. The Company’s leverage ratio covenant is the ratio of total funded indebtedness to adjusted EBITDA. Total funded indebtedness generally consists of outstanding debt, capital leases, asset retirement obligations and escrow liabilities.

As of January 31, 2013 and 2012, the Company’s actual and required covenant levels under the existing agreements were as follows:

	Actual 2013	Required 2013	Actual 2012	Required 2012
Minimum fixed charge coverage ratio	2.57	1.50	2.98	1.50
Maximum leverage ratio	1.99	3.00	0.78	3.00

Maximum borrowings outstanding under the Company’s credit agreements during the fiscal years 2013 and 2012 were $124.5 million and $71.7 million, respectively, and the average outstanding borrowings were $97.3 million and $49.4 million, respectively. The weighted average interest rates, including amortization of loan costs, were 3.0% and 3.3%, respectively.

Loan costs incurred for securing long-term financing are amortized using a method that approximates the effective interest method over the term of the respective loan agreement. Amortization of these costs for the fiscal years 2013, 2012 and 2011 were $0.4 million, $0.4 million and $0.2 million, respectively. Amortization of loan costs is included in interest expense in the consolidated results of operations.

As of January 31, 2013 and 2012, the Company had outstanding notes payable of $11.7 million and $7.4 million, respectively. These notes were issued under short-term unsecured borrowing arrangements at wholly owned foreign subsidiaries. The notes bear interest at an average rate of 5.6% and have stated maturities of less than one year, but are repayable on demand at the option of either the Company or the lender. Average outstanding borrowings for 2013 and 2012 were $7.7 million and $6.8 million, respectively.

Debt outstanding as of January 31, 2013 and 2012, whose carrying value approximates fair market value, was as follows:

(in thousands)	January 31, 2013	January 31, 2012
Credit agreement	$95,000	$52,500
Capitalized lease obligations	3,645	315
Less amounts representing interest	(993)	(15)
Notes payable	11,676	7,366

Total debt	109,328	60,166
Less current maturities of long-term debt	(12,789)	(7,450)

Total long-term debt	$96,539	$52,716

As of January 31, 2013, debt outstanding will mature by fiscal year as follows:

(in thousands)	Notes Payable	Credit Agreement	Capitalized Lease Obligations	Total
2014	$11,586	$—	$1,203	$12,789
2015	71	—	913	984
2016	19	—	536	555
2017	—	95,000	—	95,000
2018	—	—	—	—